Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 Amalia C item	Jun. 30, 2014 Amalia C item	Dec. 31, 2013 Niledutch Zebra item	Jun. 30, 2014 Niledutch Zebra item	Dec. 31, 2013 Niledutch Palanca item	Jun. 30, 2014 Niledutch Palanca item	Dec. 31, 2013 Dimitris C item	Jun. 30, 2014 Dimitris C item	Jun. 30, 2014 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	Jun. 30, 2014 Maximum HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank item	Dec. 31, 2013 Maximum HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	Jun. 30, 2014 Retention account	Dec. 31, 2013 Retention account	Jun. 30, 2014 Restricted deposits	Dec. 31, 2013 Restricted deposits
Restricted cash
Total restricted cash	$ 58,401	$ 14,717												$ 2,820	$ 2,841	$ 55,581	$ 11,876
Current restricted cash	3,250	14,717											11,400			400	400
Number of vessels that the company can sell under the option provided by the agreement												9
TEU			2,452	2,452	2,602	2,602	2,524	2,524	3,430	3,430
Property, plant and equipment acquired			6,600		10,100		11,900		14,900
Non-current restricted cash	$ 55,151										$ 55,200